Variable Portfolio – Managed Volatility Conservative Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 17.8%
	Shares	Value ($)
International 5.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,518,313	19,859,532
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	324,908	3,411,529
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	296,006	3,584,635
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	364,574	3,667,618
Total		30,523,314
U.S. Large Cap 10.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	118,194	5,715,846
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	138,677	13,930,062
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	138,530	5,735,153
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	730,634	15,182,572
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	140,261	5,903,576
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	67,632	2,827,027
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	42,848	2,779,988
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	74,154	2,841,601
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	85,538	3,576,325
Total		58,492,150
U.S. Mid Cap 0.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	35,709	1,807,617
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	45,141	1,816,020
Total		3,623,637
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	59,379	801,611
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	60,362	797,983
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	122,400	3,844,601
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	101,629	3,859,887
Total		9,304,082
Total Equity Funds (Cost $57,237,924)		101,943,183

Exchange-Traded Equity Funds 0.9%

U.S. Large Cap 0.3%
Vanguard Russell 1000 Growth ETF	19,142	1,659,037
U.S. Mid Cap 0.1%
iShares Core S&P Mid-Cap ETF	17,000	1,032,580
U.S. Mid Large Cap 0.5%
iShares Russell 1000 Growth Index Fund	8,229	2,773,585
Total Exchange-Traded Equity Funds (Cost $4,632,372)		5,465,202

Exchange-Traded Fixed Income Funds 3.0%

Investment Grade 3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	78,850	8,588,342
Vanguard Intermediate-Term Corporate Bond ETF	104,000	8,373,040
Total		16,961,382
Total Exchange-Traded Fixed Income Funds (Cost $16,575,706)		16,961,382

Fixed Income Funds 55.1%

Investment Grade 55.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,581,555	56,140,662
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,239,614	21,343,525
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,468,111	34,493,815
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,420,071	21,345,023

Variable Portfolio – Managed Volatility Conservative Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2024 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,394,191	58,315,023
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,033,758	56,174,282
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,884,338	66,709,239
Total		314,521,569
Total Fixed Income Funds (Cost $357,325,147)		314,521,569

Residential Mortgage-Backed Securities - Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	20,150,000	17,386,081
04/16/2039- 04/11/2054	3.500%	6,750,000	6,109,894
04/16/2039- 04/11/2054	4.000%	15,897,000	14,800,093
04/11/2054	4.500%	6,750,000	6,427,501
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/11/2054	5.000%	5,750,000	5,610,063
Total Residential Mortgage-Backed Securities - Agency (Cost $50,748,597)			50,333,632

Put Option Contracts Purchased 0.2%
Value ($)
(Cost $1,624,566)	1,115,445

Money Market Funds 22.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	128,897,162	128,871,382
Total Money Market Funds (Cost $128,842,573)		128,871,382
Total Investments in Securities (Cost: $616,986,885)		619,211,795
Other Assets & Liabilities, Net		(47,981,740)
Net Assets		571,230,055
At March 31, 2024, securities and/or cash totaling $2,556,239 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,000,000 AUD	1,318,800 USD	Barclays	04/05/2024	15,388	—
800,000 CHF	923,259 USD	Barclays	04/05/2024	35,898	—
5,397,480 USD	5,000,000 EUR	Barclays	04/05/2024	—	(2,580)
3,000,000 EUR	3,247,080 USD	Citi	04/05/2024	10,140	—
2,250,000 GBP	2,859,958 USD	Citi	04/05/2024	20,074	—
2,414,163 USD	3,250,000 CAD	Citi	04/05/2024	—	(14,737)
1,889,693 USD	1,500,000 GBP	Citi	04/05/2024	3,564	—
1,349,786 USD	2,250,000 NZD	Citi	04/05/2024	—	(5,519)
500,000 EUR	540,827 USD	Goldman Sachs International	04/05/2024	1,337	—
2,290,978 USD	3,500,000 AUD	HSBC	04/05/2024	—	(10,007)
1,261,795 USD	1,000,000 GBP	HSBC	04/05/2024	376	—
1,167,842 USD	175,000,000 JPY	HSBC	04/05/2024	—	(11,281)
880,997 USD	9,000,000 SEK	HSBC	04/05/2024	—	(40,089)
50,000,000 JPY	335,886 USD	JPMorgan	04/05/2024	5,440	—
15,000,000 NOK	1,425,463 USD	Morgan Stanley	04/05/2024	43,696	—
1,466,215 USD	2,250,000 AUD	Morgan Stanley	04/05/2024	124	—
1,432,624 USD	15,000,000 NOK	Morgan Stanley	04/05/2024	—	(50,857)
1,142,587 USD	1,750,000 AUD	UBS	04/05/2024	—	(2,102)
1,420,502 USD	15,000,000 NOK	UBS	04/05/2024	—	(38,735)
1,543,265 USD	2,500,000 NZD	UBS	04/05/2024	—	(49,635)
2,000,000 AUD	1,310,090 USD	Wells Fargo	04/05/2024	6,678	—
750,000 CHF	837,437 USD	Wells Fargo	04/05/2024	5,536	—
1,000,000 GBP	1,260,817 USD	Wells Fargo	04/05/2024	—	(1,354)
2,500,000 NZD	1,528,067 USD	Wells Fargo	04/05/2024	34,438	—
Variable Portfolio – Managed Volatility Conservative Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,000,000 SEK	861,648 USD	Wells Fargo	04/05/2024	20,740	—
4,606,455 USD	675,000,000 JPY	Wells Fargo	04/05/2024	—	(145,433)
Total				203,429	(372,329)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	43	06/2024	EUR	2,169,350	50,676	—
FTSE 100 Index	11	06/2024	GBP	878,680	41,136	—
MSCI Singapore Index	7	04/2024	SGD	203,595	—	(459)
OMXS30 Index	51	04/2024	SEK	12,874,950	35,785	—
S&P 500 Index E-mini	93	06/2024	USD	24,684,525	476,740	—
TOPIX Index	15	06/2024	JPY	412,425,000	96,169	—
U.S. Treasury 10-Year Note	55	06/2024	USD	6,093,828	20,936	—
U.S. Treasury 2-Year Note	59	06/2024	USD	12,064,578	—	(15,198)
U.S. Treasury 5-Year Note	142	06/2024	USD	15,196,219	19,741	—
Total					741,183	(15,657)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(42)	06/2024	USD	(4,506,390)	—	(72,554)
S&P/TSX 60 Index	(5)	06/2024	CAD	(1,341,400)	—	(17,062)
SPI 200 Index	(5)	06/2024	AUD	(993,875)	—	(12,262)
U.S. Long Bond	(4)	06/2024	USD	(481,750)	2,367	—
U.S. Long Bond	(52)	06/2024	USD	(6,262,750)	—	(70,396)
U.S. Treasury Ultra Bond	(4)	06/2024	USD	(516,000)	7,117	—
U.S. Treasury Ultra Bond	(52)	06/2024	USD	(6,708,000)	—	(67,255)
Total					9,484	(239,529)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	10,508,700	20	3,800.00	06/20/2025	189,170	104,000
S&P 500 Index	Morgan Stanley	USD	22,068,270	42	3,700.00	12/19/2025	400,912	290,010
S&P 500 Index	Morgan Stanley	USD	13,135,875	25	4,000.00	12/19/2025	301,812	229,500
S&P 500 Index	Morgan Stanley	USD	8,932,395	17	4,100.00	12/19/2025	189,831	172,635
S&P 500 Index	Morgan Stanley	USD	10,508,700	20	3,900.00	12/19/2025	285,671	166,900
S&P 500 Index	Morgan Stanley	USD	10,508,700	20	3,800.00	12/19/2025	257,170	152,400
Total							1,624,566	1,115,445
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	132,502,429	13,014,472	(16,644,775)	(744)	128,871,382	—	998	1,722,732	128,897,162
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,915,683	7,527	(278,887)	71,523	5,715,846	—	512,388	—	118,194

Variable Portfolio – Managed Volatility Conservative Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,425,389	12,833	(829,319)	321,159	13,930,062	—	1,306,081	—	138,677
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	57,050,490	248,286	(931,757)	(226,357)	56,140,662	—	(170,303)	—	6,581,555
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	5,483,207	330,391	(224,818)	146,373	5,735,153	—	430,418	—	138,530
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	21,282,133	148,247	(201,668)	114,813	21,343,525	—	(3,019)	—	2,239,614
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,860,108	845,605	(605,698)	(606,200)	34,493,815	—	(171,865)	—	4,468,111
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	20,062,403	1,040,015	(891,132)	(351,754)	19,859,532	—	(36,130)	840,307	1,518,313
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	15,744,315	16,767	(1,449,942)	871,432	15,182,572	—	551,973	—	730,634
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,492,513	286,264	(233,050)	357,849	5,903,576	—	108,673	—	140,261
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,833,029	18,371	(208,424)	164,641	1,807,617	—	33,427	—	35,709
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,834,660	3,372	(155,056)	133,044	1,816,020	—	26,356	—	45,141
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	766,283	35,318	(29,422)	29,432	801,611	—	2,208	—	59,379
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	765,484	32,083	(125,660)	126,076	797,983	—	(28,470)	—	60,362
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	21,713,205	155,102	(310,459)	(212,825)	21,345,023	—	(51,969)	—	2,420,071
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	59,104,752	265,972	(839,089)	(216,612)	58,315,023	—	(168,360)	—	6,394,191
CTIVP® – MFS® Value Fund, Class 1 Shares
	2,641,813	130,830	(77,254)	131,638	2,827,027	—	92,144	—	67,632
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	2,639,133	154,370	(83,796)	70,281	2,779,988	—	180,301	—	42,848
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,640,993	143,001	(88,026)	145,633	2,841,601	—	89,745	—	74,154
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	57,014,515	314,559	(640,400)	(514,392)	56,174,282	—	(87,415)	—	6,033,758
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	67,601,195	288,207	(1,045,990)	(134,173)	66,709,239	—	(144,730)	—	6,884,338
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	3,703,351	3,668	(203,155)	72,461	3,576,325	—	349,134	—	85,538
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,487,150	73,664	(204,871)	55,586	3,411,529	—	44,269	43,834	324,908
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	3,509,167	175,004	(249,819)	150,283	3,584,635	—	33,092	23,806	296,006
Variable Portfolio – Managed Volatility Conservative Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	3,499,134	244,696	(81,205)	4,993	3,667,618	—	1,455	102,949	364,574
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,539,282	24,852	(903,608)	184,075	3,844,601	—	161,252	—	122,400
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,542,573	76,768	(546,822)	(212,632)	3,859,887	—	380,455	—	101,629
Total	554,654,389			675,603	545,336,134	—	3,442,108	2,733,628

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Conservative Fund  | First Quarter Report 2024

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1QT7045_12_C01_(05/24)